Columbia Minnesota Tax-Exempt Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.8%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,061,844
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,173,133
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,379,035
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	3,000,000	3,050,681
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,159,327
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,117,356
Total			14,941,376
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,342,010
Charter Schools 9.0%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	925,000	913,055
07/01/2047	4.250%	1,000,000	910,290
07/01/2052	4.375%	2,255,000	2,035,508
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	1,000,183
07/01/2045	5.000%	2,070,000	2,038,405
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	401,922
07/01/2050	5.500%	1,500,000	1,505,331
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,817,427
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,020,995
08/01/2050	5.375%	3,600,000	3,644,021
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,332,545
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,167,863
07/01/2056	4.000%	1,080,000	881,190
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,657,863
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,755,795
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	4,470,000	3,127,083
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	385,505
07/01/2055	5.000%	1,410,000	1,139,483
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,037,486
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	981,887

Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,925,880
06/15/2054	5.000%	1,000,000	952,488
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	354,505
12/01/2050	4.000%	550,000	451,565
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,267,242
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,057,740
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,717,491
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	790,200
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	961,351
09/01/2047	4.125%	1,400,000	1,248,270
Series 2021
09/01/2026	2.000%	155,000	148,554
09/01/2031	4.000%	350,000	345,393
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	165,000	160,358
03/01/2043	4.625%	1,000,000	888,001
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	679,002
08/01/2046	4.250%	2,935,000	2,619,873
Total			47,321,750
Health Services 0.3%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	932,008
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	500,156
Total			1,432,164
Higher Education 8.3%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,164,175
12/01/2040	5.000%	1,350,000	1,354,691
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	501,765
03/01/2039	4.000%	500,000	500,896
03/01/2040	4.000%	1,000,000	1,000,623
03/01/2047	4.000%	2,500,000	2,440,507
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,064,329
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,904,607
10/01/2047	5.000%	2,000,000	2,018,945
Macalester College
Series 2017
03/01/2029	5.000%	150,000	157,219
03/01/2030	5.000%	175,000	183,365
03/01/2042	4.000%	900,000	900,310
03/01/2048	4.000%	600,000	574,411
Series 2021
03/01/2040	3.000%	365,000	318,569
03/01/2043	3.000%	325,000	270,461
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	545,187
10/01/2038	4.000%	920,000	858,308
10/01/2045	5.000%	2,500,000	2,501,220
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	752,218
12/01/2032	5.000%	1,000,000	1,016,403
Series 2016-8N
10/01/2035	4.000%	500,000	502,444
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,960,353
Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
10/01/2035	4.000%	800,000	802,987
10/01/2037	4.000%	750,000	750,297
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,839,722
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	871,654
College of St. Scholastica
Series 2012
12/01/2027	4.250%	280,000	280,031
12/01/2032	4.000%	350,000	338,045
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,379,555
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	375,365
10/01/2032	5.000%	645,000	654,140
10/01/2033	5.000%	350,000	354,849
10/01/2034	5.000%	380,000	385,382
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,641,777
Series 2022B
10/01/2052	5.000%	7,895,000	8,187,958
Total			43,352,768
Hospital 21.4%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	326,292
05/01/2051	5.000%	1,500,000	910,328
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,422,887
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,056,633
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,005,532
09/01/2035	4.000%	1,500,000	1,427,987
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,484,539
Revenue Bonds
Allina Health System
Series 2023B (Mandatory Put 11/15/30)
11/15/2053	5.000%	3,500,000	3,751,903
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,813,862
11/15/2038	4.000%	1,130,000	1,092,654
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,709,677
04/01/2041	5.000%	675,000	679,539
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	5,818,485
Series 2022
11/15/2057	5.000%	13,000,000	13,856,392
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,000,196
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,103,863
05/01/2046	5.000%	3,875,000	3,922,580
Series 2019
05/01/2048	5.000%	5,000,000	5,153,299
Series 2024
05/01/2054	5.000%	3,500,000	3,694,213
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	2,019,990
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,274,613

Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	980,583
02/15/2043	5.000%	1,615,000	1,646,534
02/15/2048	4.250%	1,000,000	959,965
02/15/2048	5.000%	1,300,000	1,316,188
02/15/2058	5.000%	6,000,000	6,055,271
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	354,769
06/15/2038	4.000%	375,000	378,953
06/15/2039	4.000%	225,000	226,058
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,596,916
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,163,765
11/15/2037	4.000%	600,000	575,340
11/15/2043	4.000%	3,000,000	2,701,922
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	1,000,000	1,006,828
07/01/2035	4.000%	10,630,000	10,560,568
Total			112,049,124
Joint Power Authority 2.6%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,832
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	216,856
01/01/2035	5.000%	170,000	175,388
01/01/2036	5.000%	180,000	185,558
01/01/2041	5.000%	400,000	408,798
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,585,695
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,569,057
Total			13,392,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.2%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	546,364
02/01/2045	5.375%	725,000	734,496
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,003,958
02/01/2042	4.000%	5,250,000	5,104,866
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	505,952
Series 2020C
02/01/2040	2.500%	4,285,000	3,303,075
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	566,364
Total			11,765,075
Local General Obligation 24.1%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,120,253
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	794,518
02/01/2038	0.000%	1,335,000	754,190
02/01/2039	0.000%	1,150,000	611,984
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	912,736
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,926,605
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,235,471
Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,494,480
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,564,540
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	926,908
02/01/2040	3.000%	1,000,000	877,670
02/01/2041	3.000%	1,230,000	1,064,208
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	769,583
02/01/2033	0.000%	1,075,000	725,374
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,657,429
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,731,199
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,131,012
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	989,848
02/01/2033	0.000%	2,140,000	1,552,829
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,937,819
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,988,649
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,980,393
02/01/2039	2.250%	2,580,000	1,974,873
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,183,743
02/01/2040	3.000%	2,515,000	2,233,051
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,583,825
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,863,734
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,455,867
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,997,589
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,071,340
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,017,387
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,101,076
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,848,532
02/01/2036	3.000%	1,000,000	950,574
02/01/2037	3.000%	1,035,000	953,133
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,151,338
02/01/2033	0.000%	2,585,000	1,808,735
02/01/2034	0.000%	1,500,000	997,346

Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,761,143
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,478,265
02/01/2044	4.000%	3,000,000	2,908,138
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	7,006,816
02/01/2043	4.000%	2,275,000	2,285,015
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,537,336
02/01/2039	0.000%	2,175,000	1,106,997
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	654,101
02/01/2036	3.000%	470,000	434,436
02/01/2037	3.000%	500,000	458,378
02/01/2038	3.000%	1,000,000	909,237
02/01/2039	3.000%	1,000,000	896,962
Total			126,376,665
Multi-Family 3.6%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,743,668	1,833,029
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,500,474
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,597,531	3,550,698
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,001,113
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,467,067
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,907,228	3,770,483
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,499,796
Total			18,622,660
Municipal Power 0.5%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	961,753
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,450,000	1,776,750
Total			2,738,503
Nursing Home 2.4%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2052	5.000%	1,500,000	1,292,870
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	760,000	759,444
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,646,635
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,559,305
Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	860,826
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,116,078
05/01/2048	5.125%	6,250,000	5,466,253
Total			12,701,411
Other Bond Issue 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	472,143
08/01/2033	3.000%	500,000	466,584
08/01/2034	3.125%	850,000	789,534
08/01/2035	3.125%	800,000	738,161
Series 2020A
12/01/2036	5.000%	1,580,000	1,659,902
Total			4,126,324
Other Utility 1.2%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	886,888
10/01/2032	4.000%	800,000	808,566
10/01/2033	4.000%	655,000	659,942
Series 2017B
10/01/2037	4.000%	800,000	796,438
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,263,161
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	898,449
St. Paul Port Authority(g)
Revenue Bonds
Series 2024-1
10/01/2046	5.000%	1,120,000	1,178,148
Total			6,491,592
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.5%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2023
04/01/2025	4.375%	2,420,000	2,420,600
Refunded / Escrowed 1.0%
Centennial Independent School District No. 12(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	930,802
02/01/2033	0.000%	750,000	544,749
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,543,744
11/15/2044	5.000%	1,000,000	1,017,497
Total			5,036,792
Retirement Communities 6.3%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	950,447
11/01/2046	5.000%	1,500,000	1,364,217
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,742,155
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	421,337
09/01/2061	4.000%	870,000	699,486
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,263,064
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	400,705
08/01/2048	4.000%	500,000	369,194

Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,255,876
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,077,926
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	894,942
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,773,565
10/01/2047	5.000%	2,000,000	2,009,376
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,270,773
08/01/2053	5.000%	600,000	491,561
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,046,864
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,788,626
09/01/2042	5.000%	875,000	832,089
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,391,649
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	268,174
09/01/2037	4.250%	300,000	291,567
09/01/2042	5.000%	1,000,000	1,000,109
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	152,495
08/01/2034	5.000%	125,000	127,037
08/01/2035	5.000%	140,000	142,189
08/01/2054	5.000%	1,625,000	1,632,466
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,456,800
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,909,027
Total			33,023,716
Sales Tax 1.5%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,195,421
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,122,857	734,068
Subordinated Series 2022
11/01/2043	0.000%	820,743	528,353
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	2,501,000	816,746
07/01/2051	0.000%	10,000,000	2,413,339
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,001,934
Total			7,689,861
Single Family 4.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	35,000	35,001
Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,216,987
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	506,517	461,569
06/01/2049	3.150%	710,709	639,998
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,713,894	1,456,987
Series 2019F
07/01/2044	2.750%	1,385,000	1,062,617
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	2,026,517
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	983,428
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,769,683
07/01/2051	2.500%	3,445,000	2,286,905
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,052,284
Series 2021H
01/01/2046	2.550%	2,715,000	1,966,876
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,750,852
Series 2023B (GNMA)
07/01/2043	4.300%	2,900,000	2,874,346
Series 2023D (GNMA)
07/01/2043	4.500%	3,015,000	3,024,654
Total			24,608,704
State General Obligation 2.7%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,484,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021B
09/01/2040	2.000%	5,000,000	3,454,703
Series 2023A
08/01/2041	5.000%	2,000,000	2,237,047
Series 2023B
08/01/2043	4.000%	7,000,000	7,091,167
Total			14,267,885
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,407,406
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,199,364
Total			3,606,770
Total Municipal Bonds (Cost $547,430,325)			508,307,934

Money Market Funds 1.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(h)	7,481,055	7,481,804
Total Money Market Funds (Cost $7,481,055)		7,481,804
Total Investments in Securities (Cost: $554,911,380)		515,789,738
Other Assets & Liabilities, Net		8,301,224
Net Assets		524,090,962
At October 31, 2024, securities and/or cash totaling $498,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(332)	12/2024	USD	(36,675,625)	15,559	—

Columbia Minnesota Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $5,890,848, which represents 1.12% of total net assets.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $7,271,190, which represents 1.39% of total net assets.

(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT199_07_P01_(12/24)